Other general administrative expenses (Details Text) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Information [Abstract]
Approximate value of taxes (audit fees)	R$ 3.6	R$ 2.9	R$ 3.7
Services provided by other audit firms	R$ 1.2	R$ 1.3	R$ 13.2